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                                  ING INVESTORS TRUST

                  ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO
                           ING JULIUS BAER FOREIGN PORTFOLIO
                            ING PIMCO HIGH YIELD PORTFOLIO

                             Supplement Dated May 26, 2004
             To the Adviser, Service, Institutional, and Retirement Class
                           Prospectuses dated April 30, 2004


ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO ("PORTFOLIO")

Effective August 1, 2004, the Portfolio's investment strategy will be revised so that it may invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments in "Tollkeeper" companies. Currently, the Portfolio may invest 80% of such assets in "Internet Tollkeeper" companies. Goldman Sachs Asset Management, L.P. ("GSAM"), the sub-adviser to the Portfolio, defines "Internet Tollkeeper" companies as those in the media, telecommunications, technology, and Internet sectors that provide access, infrastructure, content and services to Internet companies and Internet users. Under the new investment strategy, GSAM defines "Tollkeeper" companies as those that are positioned to benefit from the proliferation of technology. A Tollkeeper company would include a company that GSAM views as a high-quality technology, media, or service company that adopts or uses technology to improve its cost structure, revenue opportunities, or competitive advantage. A Tollkeeper company eligible for investment would be one that GSAM has determined is able, through use of technology, to grow its revenue by increasing "traffic" (I.E., customers or sales) and raising "tolls" (I.E., prices or margins). The new investment strategy should enable the Portfolio to invest in a larger universe of technology companies than the Internet Tollkeeper universe in which the Portfolio currently may invest. While Internet technology would continue to be one type of technology that a Tollkeeper company might use to grow its business, the definition of a Tollkeeper company also would include a company that uses another form of technology to expand prices and margins and increase customers and sales. In connection with the strategy change, the Portfolio's name will become "ING Goldman Sachs Tollkeeper Portfolio" effective August 1, 2004.

This Supplement serves as notification of the Portfolio's name change and new investment strategy. A substitution supplement replacing the Portfolio's name and investment strategy section will be filed and mailed to shareholders prior to August 1, 2004.

"Goldman Sachs Internet Tollkeeper" is a service mark of Goldman, Sachs & Co.

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ING JULIUS BAER FOREIGN PORTFOLIO

Effective May 1, 2004, Julius Baer Investment Management Inc. has changed its name to Julius Baer Investment Management LLC. All references to "Julius Baer Investment Management Inc." are hereby deleted and replaced with "Julius Baer Investment Management LLC."

ING PIMCO HIGH YIELD PORTFOLIO

Effective May 3, 2004, the following changes are made to the Adviser and Service Class prospectuses:

1) On page 47 and page 45 of the Adviser and Service Class prospectuses, respectively, "Emerging Markets Risk" is added to the list of risks within the "Principal Risks" section.

2) The first sentence of the "Taxes and Distributions" section, located on page 60 and page 58 of the Adviser Class and Service Class prospectuses, respectively, is hereby deleted and replaced with the following:

    The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that investment income of the ING Liquid Assets and ING PIMCO High Yield Portfolios, respectively, are declared as dividends daily and paid monthly and the ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly.

                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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                                  ING INVESTORS TRUST

                           ING JULIUS BAER FOREIGN PORTFOLIO

                              Supplement Dated May 26, 2004
                     To the Adviser, Institutional, and Service Class
                         Statement of Additional Information and
                 Retirement Class Statement of Additional Information each
                                 dated April 30, 2004


Effective May 1, 2004, Julius Baer Investment Management Inc. has changed its name to Julius Baer Investment Management LLC. All references to "Julius Baer Investment Management Inc." are hereby deleted and replaced with "Julius Baer Investment Management LLC."

                   PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                                  ING INVESTORS TRUST

                           ING JULIUS BAER FOREIGN PORTFOLIO
                             ING PIMCO HIGH YIELD PORTFOLIO

                             Supplement Dated May 26, 2004
                            To the ING LifeStyle Portfolios'
                              Prospectus dated May 3, 2004

The following changes are made to the underlying funds identified below:

ING JULIUS BAER FOREIGN PORTFOLIO

Effective May 1, 2004, Julius Baer Investment Management Inc. has changed its name to Julius Baer Investment Management LLC. All references to "Julius Baer Investment Management Inc." are hereby deleted and replaced with "Julius Baer Investment Management LLC."

ING PIMCO HIGH YIELD PORTFOLIO

Effective May 3, 2004, "emerging markets risk" is added to the "Main Risks" column of the "Description of the Investment Objectives, Main Investments, and Risks of the Underlying Funds" chart on page 21 of the prospectus for ING PIMCO High Yield Portfolio only.

                    PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.